Additional Information: Condensed Financial Statements of Parent Company (Condensed Statements of Cash Flows of Parent Company) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	$ 64,435	¥ 428,238	¥ 451,160	¥ 323,459
Cash flows from investing activities:
Placement of time deposit	(61,904)	(411,408)	(179,000)	(493,265)
Maturity of time deposit	58,371	387,929	140,000	519,450
Release of restricted cash	661	4,394	0	14,872
Cash allocated to restricted cash	0	0	0	(8,024)
Net cash used in investing activities	(7,095)	(47,153)	(71,148)	(98,524)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	0	0	0	515,301
Payment of accrued IPO and CPP expenses	0	0	(25,162)	0
Proceeds from exercise of over-allotment options, net of expenses	0	0	62,054	0
Proceeds from exercise of options	10,302	68,465	58,389	40,182
Dividends distributed to Zhaopin Limited's shareholders	0	0	0	(147,650)
Proceeds of bank loans	0	0	73,364	423,185
Repayment of bank loans	(19,697)	(130,904)	(214,459)	(415,925)
Payment of bank loan facility transaction costs	(175)	(1,160)	(1,310)	(4,247)
Settlement of derivative instruments	0	0	890	(5,121)
Net cash provided by/(used in) financing activities	(9,570)	(63,599)	(46,234)	399,498
Effect of foreign exchange rate changes on cash and cash equivalents	5,875	39,035	(260)	448
Net increase in cash and cash equivalents	53,645	356,521	333,518	624,881
Cash and cash equivalents, beginning of the year	205,983	1,368,943	1,035,425	410,544
Cash and cash equivalents, end of the year	259,628	1,725,464	1,368,943	1,035,425
Zhaopin [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(2,913)	(19,358)	(10,506)	193,153
Cash flows from investing activities:
Cash paid for a business acquisition	0	0	0	(96,804)
Placement of time deposit	(9,541)	(63,408)	0	0
Maturity of time deposit	9,764	64,891	0	0
Release of restricted cash	0	0	0	14,872
Cash allocated to restricted cash	0	0	0	(8,024)
Net cash used in investing activities	223	1,483	0	(89,956)
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	0	0	0	515,301
Payment of accrued IPO and CPP expenses	0	0	(21,106)	0
Proceeds from exercise of over-allotment options, net of expenses	0	0	65,004	0
Proceeds from exercise of options	10,302	68,465	58,389	40,182
Dividends distributed to Zhaopin Limited's shareholders	0	0	0	(147,650)
Proceeds of loans provided by subsidiary	37,616	250,000	0	0
Proceeds of bank loans	0	0	73,364	423,185
Repayment of bank loans	(19,697)	(130,904)	(214,459)	(415,925)
Payment of bank loan facility transaction costs	0	0	(148)	(375)
Settlement of derivative instruments	0	0	890	(5,121)
Net cash provided by/(used in) financing activities	28,221	187,561	(38,066)	409,597
Effect of foreign exchange rate changes on cash and cash equivalents	5,875	39,035	(260)	448
Net increase in cash and cash equivalents	31,406	208,721	(48,832)	513,242
Cash and cash equivalents, beginning of the year	72,194	479,795	528,627	15,385
Cash and cash equivalents, end of the year	$ 103,600	¥ 688,516	¥ 479,795	¥ 528,627